UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2010

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2010

Hodges Mutual Funds

November 29, 2010

Dear Shareholder:

The six months ending September 30, 2010 reflected mixed performance for the Hodges Mutual Funds (“Hodges Funds”), as both our small-cap and equity income strategies experienced positive returns, while our multi-cap, blue chip, and contrarian strategies experienced modest declines during this period.  While the market experienced a broad based correction in the second quarter of 2010 (April-June), the market experienced a solid rebound in the third quarter (July-September).  As a result, four of our five mutual fund strategies were generating positive returns and outperforming their respective benchmarks on a year-to-date basis at the end of September.

Average Annual Total Returns
as of September 30, 2010 (Retail Shares)
	6					Since
	Months	1 Year	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	-1.90%	9.87%	-11.73%	-1.02%	4.17%	8.88%
S&P 500	-1.42%	10.16%	-7.16%	0.64%	-0.43%	8.06%

Hodges Small
Cap Fund (12/18/07)	7.79%	23.93%	N/A	N/A	N/A	0.36%
Russell 2000	0.25%	13.35%	-4.29%	1.60%	4.00%	-2.41%

Hodges Blue Chip
25 Fund (9/10/09)	-2.70%	4.19%	N/A	N/A	N/A	4.17%
Russell 1000	-1.21%	10.75%	-6.79%	0.86%	-0.21%	11.66%

Hodges Equity
Income Fund (9/10/09)	3.17%	14.15%	N/A	N/A	N/A	13.47%
S&P 500	-1.42%	10.16%	-7.16%	0.64%	-0.43%	10.99%

Hodges Pure
Contrarian Fund (9/10/09)	-1.60%	15.00%	N/A	N/A	N/A	15.58%
S&P 500	-1.42%	10.16%	-7.16%	0.64%	-0.43%	10.99%

30-Day SEC Yield for the Hodges Equity Income Fund:  2.68%
30-Day Unsubsidized SEC Yield for the Hodges Equity Income Fund:  1.68%

*	Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. The

Hodges Mutual Funds

Funds impose a 1.00% redemption fee on shares held less than thirty days. Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

				Equity	Pure
	Hodges	Small Cap	Blue Chip	Income	Contrarian
	Fund	Fund	25 Fund	Fund	Fund
Gross Expense Ratio	1.37%	2.02%	5.04%	4.97%	4.50%
Net Expense Ratio	1.37%	1.40%**	1.30%**	1.30%**	1.40%**

**
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses through July 31, 2011 and may continue for an indefinite period thereafter. This figure excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses.

After experiencing a market correction in the second quarter of 2010 and reaching oversold levels in July, the third quarter of 2010 ended on a positive note as concerns over a faltering economic recovery moderated in September.  However, skepticism regarding the business cycle and the sustainability of corporate earnings growth remained elevated and the investing public continued flocking to the bond market at some of the lowest yields in a generation.  Despite recent gains in equities, it is our view that stocks remain favorably valued relative to the risk-adjusted returns on most other asset classes such as real estate, commodities, and bonds.  Despite widespread concerns over the trajectory of the economic recovery, we are encouraged with the earnings improvements that have materialized from cost-cutting and productivity enhancements. Our ongoing dialog with corporate management teams and channel checks indicate that inventories are low, balance sheets at large appear strong, and business conditions are generally better than this time last year.  Furthermore, we believe the next phase of the current bull market may require a greater emphasis on individual stock selection and favor active portfolio management.

As for our individual stock selection, our long-term, bottom-up investment strategy has not changed, and we continue to focus on fundamentally sound businesses that offer greater upside potential relative to downside risks. We have continued to use periodic pull-backs in the market as entry points to add to our positions in stocks with solid fundamentals that trade at low PE multiples.  In addition, we continue to expect higher quality stocks to begin performing well in the second phase of the recovery. Although stock selection criteria will vary across our different fund strategies, the Hodges Funds generally focus on individual stocks that exhibit many of the following characteristics:

•Strong balance sheets and ability to access capital
•Low cost production relative-to-peers

Hodges Mutual Funds

•High barriers to entry
•Ability to quickly leverage fixed costs once incremental demand returns
•High levels of tangible hard assets value relative to their market cap
•Exposure to new or emerging markets

Hodges Fund (HDPMX)

The Hodges Fund’s return for the six months ending September 30, 2010 was -1.90% compared to a loss of 1.42% in the S&P 500.  Staying almost fully invested during this period, the Fund’s negative return during this period reflected consolidation in several stocks that led the Fund’s strong relative performance in the previous twelve months.

During the quarter, we continued to take some profits on a few stocks that made big moves from the bottom, as well as increased the size of several positions that we feel offer attractive upside potential relative to their downside risk. We sold our entire holdings of Atwood Oceanics (ATW), Cummins (CMI), Eagle Materials (EXP), and Legg Mason (LM).  At the same time, we increased our positions in Kulicke & Soffa (KLIC), Sothebys (BID), and Transocean (RIG). We also opened new positions in Maidenform Brands (MFB), Heelys (HLYS), and Freeport-McMoran Copper & Gold (FCX). Furthermore, the Hodges Fund did experience a setback during the six months ending September 30, 2010 as its holdings in Transocean (RIG) were impacted by an unforeseen drilling accident in the Gulf of Mexico.  Because we remain confident regarding the Company’s long-term investment merits and view the financial impact as temporary, Transocean (RIG) remained a top holding in the Fund at September 30, 2010.  Looking ahead, we believe the Hodges Fund is well positioned to participate in a continued recovery in equity prices and benefit from its individual stock selection, which remains the core emphasis of the Fund.  The Fund remains diversified across a broad number of industries that include transportation, consumer goods, healthcare, industrials, media, technology, energy, and financials.

The multi-cap strategy that is deployed in the Hodges Fund (HDPMX) remains concentrated among investments where we have the highest conviction. The number of holdings in the Fund was 44 stocks at the end of the recent quarter. Our largest position as of September 30, 2010 is Belo Corp (BLC) 6.51%, followed by Texas Pacific Land Trust (TPL) 5.19%, Transocean (RIG) 5.11%, PriceSmart (PSMT) 4.73%, Texas Instruments (TXN) 4.32%, Wal-Mart Stores (WMT) 4.26%, Southwest Airlines (LUV) 4.16%, Freeport-McMoran Copper & Gold (FCX) 4.07%, Sirius XM Radio (SIRI) 3.82%, and Aegean Marine Petroleum Network (ANW) 3.73%.

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX)

During the six months ending September 30, 2010, the Hodges Small Cap Fund experienced a positive return of 7.79% compared to a 0.25% return for the Russell 2000 Index. Furthermore, the Hodges Small Cap Fund’s one-year return at September 30, 2010 was 23.93% compared to 13.35% for the Russell 2000 Index.

Although the Fund remains focused on industrials, energy, and transportation, our more recent holdings are several new consumer-related names that have been a key driver of performance this year.  We believe overall investor sentiment surrounding many of the consumer-related stocks became overly bearish in recent months, which in many cases caused stock prices to lag what appear to be stabilizing and improving fundamentals.  Looking ahead, we are also finding opportunities in a broader number of sectors in the small-cap universe. Despite the strong relative performance from small-cap stocks over the past couple of years, we are still finding ample opportunities in many underfollowed small companies that exhibit compelling investment merits. In some cases this is due in part to the fact that it has been easier for smaller companies to grow in a slower macro environment.  In addition, we expect high levels of cash on corporate balance sheets and low interest rates to potentially facilitate merger and acquisition activity as larger companies seek external growth to make up for the lack of organic growth in their core businesses.  Recent additions to the Fund’s holdings include: Alaska Air (ALK), Cirrus Logic (CRUS), Tuesday Morning (TUES), Maidenform Brands (MFB), and Faro Technologies (FARO). We also added to several existing positions that we feel have compelling characteristics such as OmniVision Technologies (OVTI), Heelys (HLYS), Temple Inland (TIN), and Cooper Tire & Rubber (CTB). Lastly, we sold our positions in Cracker Barrel Old Country Store (CBRL), and Alamo Group (ALG), as well as trimmed back a few other positions in an effort to rebalance certain elements of the portfolio.

The top ten holdings in the Small Cap Fund on September 30, 2010 were OmniVision Technologies (OVTI) 4.51%, Fossil Inc (FOSL) 4.10%, Brigham Exploration (BEXP) 4.08%, Kansas City Southern (KSU) 4.07%, Maidenform Brands (MFB) 3.77%, Steven Madden Ltd (SHOO) 3.57%, Faro Technologies (FARO) 3.32%, Dynamex (DDMX) 3.32%, Atwood Oceanics (ATW) 3.31%, and Jos A Bank Clothiers (JOSB) 2.78%.

Hodges Mutual Funds

Hodges Blue Chip 25 Fund (HDPBX)

The Hodges Blue Chip 25 Fund experienced a negative return of -2.70% in the six months ending September 30, 2010 versus a decline of -1.21% in the Russell 1000.  The Fund underperformed during the past six months as many of the large cap stocks lagged the broader market’s recovery during this period.  Although we believe the relative performance for a concentrated portfolio to any benchmark is less significant over a short period of time, the Fund’s underperformance in the recent quarter reflected lagging performance from several of our consumer staple and energy names that comprise a core portion of the portfolio.  Such underperforming stocks included Johnson & Johnson (JNJ), Hershey (HSY), JM Smucker (SJM), Procter & Gamble (PG), and Exxon Mobil (XOM).  Despite the lackluster performance of these stocks in the recent quarter, we believe some of the most attractive values in the market can be found among these and other high quality large-cap stocks.  The Blue Chip 25 Fund’s objective is to generate long-term capital appreciation, which it seeks by focusing on a concentrated portfolio of around 25 large-cap companies.

The top holdings in the Blue Chip 25 Fund at the end of the recent quarter included Microsoft Corp (MSFT) 7.05%, International Business Machines (IBM) 6.44%, Intuitive Surgical (ISRG) 5.45%, Costco (COST) 4.95%, Transocean (RIG) 4.94%, Wal-Mart Stores (WMT) 4.93%, Johnson & Johnson (JNJ) 4.76%, Coca Cola (KO) 4.49%, McDonalds (MCD) 4.29%, and Visa (V) 4.28%.  While the number of holdings in the Fund may range between 20-30 stocks, the Fund held a total of 26 stocks at the end of the recent quarter and was well represented across a broad number of industry sectors.

Hodges Equity Income Fund (HDPEX)

The Hodges Equity Income generated a positive return of 3.17% in the six months ending September 30, 2010 compared to a loss of -1.42% for the S&P 500 during this same period.   The Fund’s dividend yield before expenses at the end of the quarter was 4.00% compared to a 1.70% dividend yield on the S&P 500.  We attribute the Fund’s solid relative performance during the past six months to individual stock selection and a renewed interest in dividend yielding stocks due to the low interest rate environment.

The Fund’s objective is both long-term capital appreciation and income, which it seeks through investments in dividend paying stocks. With roughly one third of the stocks in the S&P 500 now supporting dividend yields that exceed the yield on ten-year Treasuries, we are finding no shortage of attractive dividend paying stocks to deploy capital. Top holdings in the Fund include Taiwan Semiconductor (TSM) 5.68%, Transocean (RIG) 4.95%, International

Hodges Mutual Funds

Business Machines (IBM) 4.69%, Kimberly Clark (KMB) 4.55%, , Johnson & Johnson (JNJ) 4.34%, Exxon Mobil (XOM) 3.89%, Diamond Offshore Drilling (DO) 3.79%, Coca Cola (KO) 3.69%, Verizon Communications (VZ) 3.65% and Kraft Foods (KFT) 3.46%.  Overweight sectors include energy, consumer staples, and technology companies that we believe will benefit in an improving economy.

Hodges Pure Contrarian Fund (HDPCX)

The Hodges Pure Contrarian Fund declined -1.60% in the six months ending September 30, 2010 compared to a decline of -1.42% for the S&P 500.  During the past six months, turnover in the Pure Contrarian Fund remained relatively low.  A few of the top performing stocks in the Fund during this six month period included AT Cross (ATX), Harry Winston Diamond (HWD), and Krispy Kreme Doughnuts (KKD).   Stocks in the Pure Contrarian Fund that adversely impacted performance during the past six months include Chicos FAS (CHS), New York Times (NYT), and Gannett (GCI).

The Fund’s objective is to generate long-term capital appreciation, which it seeks by investing in out-of-favor or unloved stocks.  Although the contrarian strategy requires careful stock selection and a long-term investment horizon, we are finding plenty of intriguing opportunities in this Fund. A few sectors where the Fund has found out-of-favor investment opportunities include basic materials, energy, media, restaurants, retail, and airlines. The top holdings in the Fund at the end of the recent quarter included Sothebys (BID) 5.20%, Commercial Metals (CMC) 4.30%, Sirius XM Radio (SIRI) 4.24%, Whole Foods (WFMI) 4.15%, Krispy Kreme Doughnuts (KKD) 4.04%, Starbucks (SBUX) 3.76%, Texas Industries (TXI) 3.71%, G-III Apparel Group Ltd (GIII) 3.69%, Belo (BLC) 3.65%, and Furniture Brands International (FBN) 3.17%.

Looking ahead, you should know that our portfolio managers and analysts are hard at work studying companies, meeting with management teams, observing trends, and attempting to navigate through the daily noise surrounding today’s financial markets.  Like you, all of our portfolio managers are shareholders in all five of the Hodges Funds.

Hodges Mutual Funds

We welcome further questions and comments. Please feel free to contact us at (214) 954-1954 or (888) 878-4426.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of Craig Hodges, Don Hodges, Gary Bradshaw and Eric Marshall which are subject to change. It is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility. Non-diversified funds, such as the Hodges Pure Contrarian Fund, may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the fund is more exposed to individual stock volatility than a diversified fund. Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for more complete information regarding the Funds’ holdings.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market

Hodges Mutual Funds

capitalization.  The Russell 1000 is a subset of the Russell 3000 Index and consists of the 1,000 of the largest companies comprising over 90% of the total market capitalization of all listed U.S. stocks.  You cannot invest directly in an index.

Dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to share price.

Price-Earnings Ratio-P/E Ratio: A valuation ratio of a company's current share price compared to its per-share earnings.

Quasar Distributors, LLC, Distributor, (11/2010)

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2010 (Unaudited)

Hodges Fund

Hodges Small Cap Fund

*	Cash equivalents and other assets less liabilities.

Hodges Mutual Funds
SECTOR ALLOCATION At September 30, 2010 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

Hodges Equity Income Fund

*	Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2010 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

*	Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2010 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/10-9/30/10).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee

Hodges Mutual Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2010 (Unaudited) (Continued)

equal to 1% of the net amount of the redemption if you redeem shares less than 30 calendar days after you purchase them.  Individual Retirement Accounts (“IRA”) that are held directly with the Funds will be charged a $15.00 annual maintenance fee. IRAs held by broker-dealers or through other means, may or may not incur an annual maintenance fee. Yet, if IRA maintenance fees are charged to accounts held elsewhere, the fees charged may be more or may be less than $15.00.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Mutual Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2010 (Unaudited) (Continued)

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/10	Value 9/30/10	4/1/10 – 9/30/10*
Retail Class Actual	$1,000	$ 981	$6.70

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$6.83

Institutional Class Actual	$1,000	$ 983	$5.02

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,020	$5.11

*
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six month period of 1.35% for the Retail shares, and 1.01% for the Institutional shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/10	Value 9/30/10	4/1/10 – 9/30/10*
Retail Class Actual	$1,000	$1,078	$7.29

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.08

Institutional Class Actual	$1,000	$1,086	$6.01

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.82

*
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six month period of 1.40% (fees and waivers in effect) for the Retail shares, and 1.15% (fees and waivers in effect) for the Institutional shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLE For the Six Months Ended September 30, 2010 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/10	Value 9/30/10	4/1/10 – 9/30/10*
Actual	$1,000	$ 973	$6.43
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.58

*
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six month period of 1.30% (fees and waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/10	Value 9/30/10	4/1/10 – 9/30/10*
Actual	$1,000	$1,032	$6.62
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.58

*
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six month period of 1.30% (fees and waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/10	Value 9/30/10	4/1/10 – 9/30/10*
Actual	$1,000	$ 984	$6.96
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.08

*
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six month period of 1.40% (fees and waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 94.9%

Apparel Manufacturing: 5.2%
125,000	G-III Apparel
	Group Ltd.*	$3,922,500
1,000,000	Heelys, Inc.*1,2	2,400,000
100,000	Maidenform
	Brands, Inc.*	2,885,000
265,000	Skechers
	U.S.A., Inc.*	6,224,850
25,000	Steven
	Madden Ltd.*	1,026,500
		16,458,850
Broadcasting: 3.8%
10,000,000	Sirius XM
	Radio, Inc.*	12,000,000

Chemical Manufacturing: 1.3%
1,000,000	Eastman
	Kodak Co.*	4,200,000

Computer & Electronic Products: 6.6%
500,000	Napco Security
	Technologies, Inc.*2	975,000
600,000	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. - ADR	6,084,000
500,000	Texas
	Instruments, Inc.	13,570,000
		20,629,000
Food Services: 6.7%
2,100,000	Krispy Kreme
	Doughnuts, Inc.*	9,618,000
1,200,000	Luby’s, Inc.*1,2	5,784,000
600,000	Rocky Mountain
	Chocolate Factory,
	Inc.1,2	5,688,000
		21,090,000
General Manufacturing: 8.7%
1,902,900	A.T. Cross Co. -
	Class A*1,2	11,607,690
200,000	Fuqi
	International, Inc.*	1,300,000
16,000	Intuitive
	Surgical, Inc.*	4,539,840
400,000	Kulicke & Soffa
	Industries, Inc.*	2,476,000
775,000	Palm Harbor
	Homes, Inc.*2	1,232,250
200,000	Texas
	Industries, Inc.	6,304,000
		27,459,780
Mining, Oil & Gas Extraction: 19.8%
300,000	Chesapeake
	Energy Corp.	6,795,000
360,400	Cubic Energy, Inc.*	273,904
130,000	Devon Energy Corp.	8,416,200
150,000	Freeport-McMoRan
	Copper &
	Gold, Inc.	12,808,500
250,000	Helmerich
	& Payne, Inc.	10,115,000
600,000	SandRidge
	Energy, Inc.*	3,408,000
70,000	Schlumberger Ltd.	4,312,700
250,000	Transocean Ltd.*	16,072,500
		62,201,804
Movie Production & Theaters: 2.8%
550,000	Cinemark
	Holdings, Inc.	8,855,000

Petroleum Products: 3.7%
705,000	Aegean Marine
	Petroleum
	Network, Inc.	11,731,200

Publishing Industries: 13.4%
1,020,000	A.H. Belo Corp. -
	Class A*1	7,211,400
3,300,000	Belo Corp.*	20,460,000
600,000	Gannett Co., Inc.	7,338,000
900,000	New York
	Times Co.*	6,966,000
		41,975,400

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 94.9% (Continued)

Retail: 14.5%
600,000	Chico’s FAS, Inc.	$6,312,000
510,000	PriceSmart, Inc.	14,856,300
300,000	Sotheby’s	11,046,000
250,000	Wal-Mart
	Stores, Inc.	13,380,000
		45,594,300
Transportation & Warehousing: 8.4%
700,000	Delta Air Lines, Inc.*	8,148,000
450,000	Dryships, Inc.*	2,164,500
353,494	Frozen Food Express
	Industries, Inc.*	979,178
50,000	Kansas City
	Southern*	1,870,500
1,000,000	Southwest
	Airlines Co.	13,070,000
		26,232,178
TOTAL COMMON STOCKS
(Cost $287,922,678)		298,427,512

PARTNERSHIPS & TRUSTS: 5.2%

Land Ownership & Leasing: 5.2%
408,000	Texas Pacific
	Land Trust1	16,320,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $11,184,416)		16,320,000

WARRANT: 0.0%

Food Services: 0.0%
2,214	Krispy Kreme
	Doughnuts, Inc.
	Expiration: March,
	2012, Exercise
	Price: $12.21*	111
TOTAL WARRANT
(Cost $0)		111

Contracts
(100 shares per contract)

PURCHASED CALL OPTION: 0.1%

Mining & Oil & Gas Extraction: 0.1%
1,000	Chesapeake
	Energy Corp.
	Expiration: January,
	2011, Exercise
	Price: $20.00	350,000
TOTAL PURCHASED CALL OPTION
(Cost $695,000)		350,000

Shares

SHORT-TERM INVESTMENT: 0.0%
Money Market Fund: 0.0%
1,427	Fidelity Money
	Market Portfolio -
	Select Class, 0.20%3	1,427
TOTAL SHORT-TERM INVESTMENT
(Cost $1,427)		1,427
TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $299,803,521)		315,099,050
Liabilities in Excess
of Other Assets: (0.2)%		(708,788)
TOTAL NET ASSETS: 100.0%		$314,390,262

ADR - American Depository Receipt
*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2010, the total market value of the investments considered illiquid was $19,705,147 or 6.3% of total net assets.
3	7-day yield as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 94.8%

Administrative, Support &
Waste Management Services: 2.5%
50,000	The Geo
	Group, Inc.*	$1,167,500

Apparel Manufacturing: 11.0%
300,000	Heelys, Inc.*1,2	720,000
450,000	Joe’s Jeans, Inc.*	949,500
60,000	Maidenform
	Brands, Inc.*	1,731,000
40,000	Steven Madden Ltd.*	1,642,400
		5,042,900
Broadcasting: 0.7%
60,000	Nexstar
	Broadcasting Group,
	Inc. - Class A*	309,000

Chemical Manufacturing: 5.1%
17,000	CARBO
	Ceramics, Inc.	1,377,000
50,000	Impax
	Laboratories, Inc.*	990,000
		2,367,000

Computer & Electronic Products: 14.1%
25,000	Cirrus Logic, Inc.*	446,000
70,000	FARO
	Technologies, Inc.*	1,526,700
35,000	Fossil, Inc.*	1,882,650
90,000	Omnivision
	Technologies, Inc.*	2,073,600
15,000	Volterra
	Semiconductor
	Corp.*	322,800
75,000	Xeta
	Technologies, Inc.*	249,750
		6,501,500
Food Services: 3.1%
100,000	Krispy Kreme
	Doughnuts, Inc.*	458,000
200,000	Luby’s, Inc.*1,2	964,000
		1,422,000

Furniture Manufacturing: 3.0%
45,000	Tempur-Pedic
	International, Inc.*	1,395,000

General Manufacturing: 11.7%
100,000	A.T. Cross Co. -
	Class A*1,2	610,000
45,000	Cooper Tire &
	Rubber Co.	883,350
50,000	GrafTech
	International Ltd.*	781,500
140,000	Kulicke & Soffa
	Industries, Inc.*	866,600
180,000	Palm Harbor
	Homes, Inc.*2	286,200
60,000	Steel Dynamics, Inc.	846,600
60,000	Temple-Inland, Inc.	1,119,600
		5,393,850
Health Care & Social Assistance: 1.9%
16,000	Emergency Medical
	Services Corp.*	852,000

Mining, Oil & Gas Extraction: 7.9%
50,000	Atwood
	Oceanics, Inc.*	1,522,500
100,000	Brigham
	Exploration Co.*	1,875,000
325,000	Cubic Energy, Inc.*	247,000
		3,644,500
Movie Production & Theaters: 2.5%
70,000	Cinemark
	Holdings, Inc.	1,127,000

Personal Services: 1.1%
20,000	CPI Corp.	517,600

Petroleum Products: 2.2%
60,000	Aegean Marine
	Petroleum
	Network, Inc.	998,400

Publishing Industries: 2.3%
170,000	Belo Corp.*	1,054,000

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 94.8% (Continued)

Retail: 12.3%
55,000	America’s
	Car-Mart, Inc.*	$1,384,900
50,000	Delta Apparel, Inc.*	750,000
30,000	Jos. A. Bank
	Clothiers, Inc.*	1,278,300
30,000	PriceSmart, Inc.	873,900
60,000	Titan Machinery, Inc.*	978,000
80,000	Tuesday
	Morning Corp.*	381,600
		5,646,700
Technology Services: 0.5%
300,000	Points
	International Ltd.*	213,000

Transportation & Warehousing: 12.9%
15,000	Alaska Air
	Group, Inc.*	765,450
100,000	Dynamex, Inc.*	1,525,000
40,000	Hornbeck Offshore
	Services, Inc.*	779,600
50,000	Kansas City
	Southern*	1,870,500
25,000	Kirby Corp.*	1,001,500
		5,942,050
TOTAL COMMON STOCKS
(Cost $37,026,037)		43,594,000

PARTNERSHIPS & TRUSTS: 2.6%

Land Ownership & Leasing: 2.6%
30,000	Texas Pacific
	Land Trust1	1,200,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $827,687)		1,200,000

SHORT-TERM INVESTMENT: 2.5%

Money Market Fund: 2.5%
1,137,290	Fidelity Money
	Market Portfolio -
	Select Class,
	0.20%3	1,137,290
TOTAL SHORT-TERM INVESTMENT
(Cost $1,137,290)		1,137,290
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $38,991,014)		45,931,290
Other Assets in Excess
of Liabilities: 0.1%		27,407
TOTAL NET ASSETS: 100.0%		$45,958,697

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2010, the total market value of the investments considered illiquid was $1,398,674 or 3.0% of total net assets.
3	7-day yield as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 96.6%

Chemical Manufacturing: 8.2%
4,000	Johnson & Johnson	$247,840
3,000	Procter & Gamble Co.	179,910
		427,750
Computer & Electronic Products: 20.5%
8,000	Cisco Systems, Inc.*	175,200
2,500	International Business
	Machines Corp.	335,350
15,000	Microsoft Corp.	367,350
7,000	Texas Instruments, Inc.	189,980
		1,067,880
Construction: 2.8%
3,000	Fluor Corp.	148,590

Finance & Insurance: 8.3%
801	CME Group, Inc.	208,620
3,000	Visa, Inc.	222,780
		431,400
Food & Beverage Products: 10.8%
4,000	The Coca-Cola Co.	234,080
2,500	The Hershey Co.	118,975
3,500	J.M. Smucker Co.	211,855
		564,910
Food Services: 4.3%
3,000	McDonald’s Corp.	223,530

General Manufacturing: 8.8%
1,000	Intuitive Surgical, Inc.*	283,740
2,500	Joy Global, Inc.	175,800
		459,540
Mining, Oil & Gas Extraction: 10.0%
2,500	Schlumberger Ltd.	154,025
4,000	Transocean Ltd.*	257,160
3,000	Vulcan Materials Co.	110,760
		521,945
Petroleum Products: 5.3%
1,500	Chevron Corp.	121,575
2,500	Exxon Mobil Corp.	154,475
		276,050
Retail: 11.7%
4,000	Costco
	Wholesale Corp.	257,960
3,000	The Home Depot, Inc.	95,040
4,800	Wal-Mart Stores, Inc.	256,896
		609,896
Transportation & Warehousing: 3.3%
13,000	Southwest Airlines Co.	169,910

Transportation Equipment: 2.6%
2,000	The Boeing Co.	133,080
TOTAL COMMON STOCKS
(Cost $5,067,044)		5,034,481

PARTNERSHIPS & TRUSTS: 2.9%

Land Ownership & Leasing: 2.9%
3,800	Texas Pacific
	Land Trust1	152,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $114,484)		152,000

SHORT-TERM INVESTMENT: 0.4%

Money Market Fund: 0.4%
18,295	Fidelity Money
	Market Portfolio -
	Select Class, 0.20%2	18,295
TOTAL SHORT-TERM INVESTMENT
(Cost $18,295)		18,295
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $5,199,823)		5,204,776
Other Assets in Excess
of Liabilities: 0.1%		5,687
TOTAL NET ASSETS: 100.0%		$5,210,463

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 91.5%

Chemical Manufacturing: 15.4%
5,000	E.I. du Pont de
	Nemours & Co.	$223,100
5,000	Eli Lilly & Co.	182,650
5,000	Johnson & Johnson	309,800
4,000	Merck & Co., Inc.	147,240
4,000	Procter & Gamble Co.	239,880
		1,102,670
Computer & Electronic Products: 11.7%
5,000	Intel Corp.	96,150
2,500	International Business
	Machines Corp.	335,350
40,000	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. - ADR	405,600
		837,100
Food & Beverage Products: 9.3%
4,500	The Coca-Cola Co.	263,340
2,500	J.M. Smucker Co.	151,325
8,000	Kraft Foods, Inc.	246,880
		661,545
Food Services: 1.3%
10,000	Rocky Mountain
	Chocolate
	Factory, Inc.1,2	94,800

General Manufacturing: 9.5%
3,500	The Boeing Co.	232,890
1,500	Caterpillar, Inc.	118,020
5,000	Kimberly Clark Corp.	325,250
		676,160
Mining, Oil & Gas Extraction: 8.8%
4,000	Diamond Offshore
	Drilling, Inc.	271,080
5,500	Transocean Ltd.*	353,595
		624,675
Movie Production & Theaters: 2.9%
13,000	Cinemark
	Holdings, Inc.	209,300

Petroleum Products: 6.2%
2,000	Chevron Corp.	162,100
4,500	Exxon Mobil Corp.	278,055
		440,155
Retail: 6.1%
30,000	Educational
	Development Corp.	182,700
3,000	The Home Depot, Inc.	95,040
3,000	Wal-Mart Stores, Inc.	160,560
		438,300
Telecommunications: 10.5%
5,000	AT&T, Inc.	143,000
6,000	CenturyLink, Inc.	236,760
5,960	Frontier
	Communications
	Corp.	48,693
8,000	Verizon
	Communications, Inc.	260,720
5,000	Windstream Corp.	61,450
		750,623
Utilities: 8.8%
4,000	Atmos Energy Corp.	117,000
9,000	CenterPoint
	Energy, Inc.	141,480
4,000	Consolidated
	Edison, Inc.	192,880
10,000	Duke Energy Corp.	177,100
		628,460
Wholesale Trade: 1.0%
2,500	Sysco Corp.	71,300
TOTAL COMMON STOCKS
(Cost $6,276,640)		6,535,088

CONVERTIBLE PREFERRED STOCKS: 6.2%

General Manufacturing: 6.2%
5,000	Archer Daniels
	Midland Co.	206,700
5,000	Ford Motor Company
	Capital Trust II	239,550
		446,250
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $416,771)		446,250

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited) (Continued)

Shares	Value

PARTNERSHIPS & TRUSTS: 1.0%

Real Estate Investment Trust: 1.0%
5,000	Capstead
Mortgage Corp.	$71,350
TOTAL PARTNERSHIPS & TRUSTS
(Cost $71,285)	71,350

SHORT-TERM INVESTMENT: 2.2%

Money Market Fund: 2.2%
159,508	Fidelity Money
Market Portfolio -
Select Class, 0.20%3	159,508
TOTAL SHORT-TERM INVESTMENT
(Cost $159,508)	159,508
TOTAL INVESTMENTS
IN SECURITIES: 100.9%
(Cost $6,924,204)	7,212,196
Liabilities in Excess
of Other Assets: (0.9)%	(68,655)
TOTAL NET ASSETS: 100.0%	$7,143,541

ADR - American Depository Receipt
*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2010, the total market value of the investment considered illiquid was $81,528 or 1.1% of total net assets.
3	7-day yield as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited) (Continued

Shares		Value
COMMON STOCKS: 97.5%

Apparel Manufacturing: 6.5%
10,000	G-III Apparel
	Group Ltd.*	$313,800
100,000	Heelys, Inc.*1,2	240,000
		553,800
Broadcasting: 4.2%
300,000	Sirius XM Radio, Inc.*	360,000

Chemical Manufacturing: 2.7%
55,000	Eastman Kodak Co.*	231,000

Computer & Electronic Products: 2.8%
215,312	Intrusion, Inc.*1,2	234,690

Construction: 3.1%
30,000	PulteGroup, Inc.*	262,800

Finance & Insurance: 0.6%
3,560	E*TRADE
	Financial Corp.*	51,763

Food Services: 10.7%
75,000	Krispy Kreme
	Doughnuts, Inc.*	343,500
50,000	Luby’s, Inc.*1,2	241,000
12,500	Starbucks Corp.	319,750
		904,250
Furniture & Related Products: 3.2%
50,000	Furniture Brands
	International, Inc.*	269,000

General Manufacturing: 10.8%
25,000	A.T. Cross Co. -
	Class A*1,2	152,500
10,000	Ennis, Inc.	178,900
30,000	Fuqi
	International, Inc.*	195,000
25,000	Kulicke & Soffa
	Industries, Inc.*	154,750
40,000	Palm Harbor
	Homes, Inc.*2	63,600
5,000	Temple-Inland, Inc.	93,300
3,090	Tootsie Roll
	Industries, Inc.	76,879
		914,929
Mining, Oil & Gas Extraction: 10.3%
4,000	Atwood
	Oceanics, Inc.*	121,800
7,000	Chesapeake
	Energy Corp.	158,550
20,000	Harry Winston
	Diamond Corp.*	232,800
30,000	SandRidge
	Energy, Inc.*	170,400
3,000	Transocean Ltd.*	192,870
		876,420
Primary Metal Manufacturing: 8.0%
25,200	Commercial
	Metals Co.	365,148
10,000	Texas Industries, Inc.	315,200
		680,348
Publishing Industries: 10.6%
35,000	A.H. Belo Corp. -
	Class A*1	247,450
50,000	Belo Corp.*	310,000
15,000	Gannett Co., Inc.	183,450
20,000	New York Times Co.*	154,800
		895,700
Retail: 11.8%
20,000	Chico’s FAS, Inc.	210,400
12,000	Sotheby’s	441,840
9,500	Whole Foods
	Market, Inc.*	352,545
		1,004,785
Transportation & Warehousing: 9.8%
10,000	AMR Corp.*	62,700
20,000	Delta Air Lines, Inc.*	232,800
20,000	Dryships, Inc.*	96,200
15,000	Dynamex, Inc.*	228,750

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 97.5% (Continued)

Transportation & Warehousing: 9.8% (Continued)
30,000	Frozen Food Express
	Industries, Inc.*	$83,100
10,000	Southwest
	Airlines Co.	130,700
		834,250
Transportation Equipment: 2.4%
20,000	Winnebago
	Industries, Inc.*	208,400
TOTAL COMMON STOCKS
(Cost $8,102,437)		8,282,135

PARTNERSHIPS & TRUSTS: 1.4%

Land Ownership & Leasing: 1.4%
3,000	Texas Pacific
	Land Trust1	120,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $90,237)		120,000

SHORT-TERM INVESTMENT: 0.5%

Money Market Fund: 0.5%
39,589	Fidelity Money
	Market Portfolio -
	Select Class, 0.20%3	39,589
TOTAL SHORT-TERM INVESTMENT
(Cost $39,589)		39,589
TOTAL INVESTMENTS
IN SECURITIES: 99.4%
(Cost $8,232,263)		8,441,724
Other Assets in Excess
of Liabilities: 0.6%		52,538
TOTAL NET ASSETS: 100.0%		$8,494,262

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2010, the total market value of the investment considered illiquid was $575,770 or 6.8% of total net assets.
3	7-day yield as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2010 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
ASSETS
Investments in unaffiliated securities, at value (Cost
$256,753,458 and $36,003,848, respectively) (Note 2)	$266,087,960	$42,437,290
Investments in securities of affiliated issuers, at value (Cost
$43,050,063 and $2,987,166, respectively) (Note 6)	49,011,090	3,494,000
Total investments, at value (Cost $299,803,521
and $38,991,014, respectively)	315,099,050	45,931,290
Cash	1,478,788	—
Receivables:
Investment securities sold	2,010,496	512,355
Fund shares sold	124,499	242,754
Dividends and interest	89,487	4,652
Prepaid expenses	33,772	4,864
Total assets	318,836,092	46,695,915

LIABILITIES
Payables:
Due to custodian	—	260,220
Investment securities purchased	—	223,532
Loans payable	3,447,000	—
Fund shares redeemed	524,042	178,679
Investment advisory fees, net	216,906	22,467
Administration fees	13,578	2,606
Custody fees	—	325
Distribution fees	213,577	25,708
Fund accounting fees	19,525	1,437
Transfer agent fees	2,091	7,520
Chief Compliance Officer fees	1,097	971
Other accrued expenses	8,014	13,753
Total liabilities	4,445,830	737,218
NET ASSETS	$314,390,262	$45,958,697

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2010 (Unaudited) (Continued)

	Hodges	Hodges Small
	Fund	Cap Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$472,884,804	$37,956,858
Accumulated net investment loss	(878,398)	(156,718)
Accumulated net realized gain (loss)
on investments and options	(172,911,673)	1,218,281
Net unrealized appreciation on investments and options	15,295,529	6,940,276
Net assets	$314,390,262	$45,958,697

COMPUTATION OF NET ASSET VALUE
Retail Shares:
Net assets	$312,937,542	$45,683,795
Shares issued and outstanding (unlimited number
of shares authorized without par value)	15,971,695	4,521,240
Net asset value, and redemption price per share	$19.59	$10.10
Institutional Shares:
Net assets	$1,452,720	$274,902
Shares issued and outstanding (unlimited number
of shares authorized without par value)	73,903	26,991
Net asset value, and redemption price per share	$19.66	$10.18

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2010 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
ASSETS
Investments in unaffiliated securities, at
value (Cost $5,085,339, $6,837,607 and
$7,289,848, respectively) (Note 2)	$5,052,776	$7,117,396	$7,206,084
Investments in affiliated securities, at
value (Cost $114,484, $86,597 and
$942,415, respectively) (Note 6)	152,000	94,800	1,235,640
Total investments, at value
(Cost $5,199,823, $6,924,204
and $8,232,263, respectively)	5,204,776	7,212,196	8,441,724
Receivables:
Investment securities sold	—	—	400
Fund shares sold	81	57,073	51,800
Dividends and interest	2,681	14,430	4,402
Due from advisor, net	3,116	2,028	449
Prepaid expenses	23,062	22,763	25,073
Total assets	5,233,716	7,308,490	8,523,848

LIABILITIES
Payables:
Due to custodian	—	64,620	—
Distribution to shareholders	—	70,279	—
Fund shares redeemed	—	7,341	7,000
Administration fees	563	626	644
Custody fees	1,072	954	959
Distribution fees	3,042	3,724	5,094
Fund accounting fees	869	259	362
Transfer agent fees	4,163	4,680	4,885
Chief Compliance Officer fees	827	827	827
Other accrued expenses	12,717	11,639	9,815
Total liabilities	23,253	164,949	29,586
NET ASSETS	$5,210,463	$7,143,541	$8,494,262

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2010 (Unaudited) (Continued)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$5,081,250	$6,710,569	$8,139,114
Accumulated net investment
income (loss)	9,380	177	(42,527)
Undistributed net realized
gain on investments	114,880	144,803	188,214
Net unrealized appreciation
on investments	4,953	287,992	209,461
Net assets	$5,210,463	$7,143,541	$8,494,262

COMPUTATION OF NET ASSET VALUE
Net assets	$5,210,463	$7,143,541	$8,494,262
Shares issued and outstanding
(unlimited number of shares
authorized without par value)	499,101	644,888	728,881
Net asset value, and
redemption price per share	$10.44	$11.08	$11.65

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2010 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $55,912 and $400 foreign
withholding tax, respectively)	$1,533,710	$135,756
Dividends from affiliated
investments (Note 6)	120,000	—
Interest	5,643	2,908
Total investment income	1,659,353	138,664

EXPENSES (Note 3)
Investment advisory fees	1,603,950	180,579
Distribution fees – Retail Shares	466,613	51,069
Transfer agent fees	199,260	38,836
Administration fees	99,364	15,636
Fund accounting fees	62,940	6,930
Reports to shareholders	37,860	4,252
Registration fees	26,650	22,283
Audit fees	12,063	10,820
Custody fees	10,225	3,354
Miscellaneous expenses	8,920	5,385
Trustee fees	4,909	2,307
Chief Compliance Officer fees	2,145	2,306
Interest expense	1,731	734
Legal fees	634	2,156
Insurance expense	487	274
Total expenses	2,537,751	346,921
Less fees waived	—	(51,539)
Net expenses	2,537,751	295,382
Net investment loss	(878,398)	(156,718)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain on unaffiliated
investments and options	9,032,989	3,961,488
Net realized gain on affiliated
investments (Note 6)	—	17,318
Change in unrealized depreciation
on investments and options	(22,162,380)	(1,156,357)
Net realized and unrealized gain (loss)
on investments and options	(13,129,391)	2,822,449
Net increase (decrease) in net assets
resulting from operations	$(14,007,789)	$2,665,731

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2010 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
INVESTMENT INCOME
Dividends from unaffiliated
investments (net of $0, $3,727
and $0 foreign withholding
tax, respectively)	$39,373	$147,347	$17,814
Dividends from affiliated
investments (Note 6)	—	2,000	—
Interest	317	117	913
Total investment income	39,690	149,464	18,727

EXPENSES (Note 3)
Investment advisory fees	16,091	18,825	37,190
Transfer agent fees	12,684	12,631	13,665
Registration fees	10,540	10,540	10,540
Audit fees	8,707	8,740	8,791
Distribution fees	6,189	7,240	10,938
Custody fees	2,775	2,817	3,001
Chief Compliance Officer Fees	2,507	2,507	2,507
Trustee fees	1,987	1,988	1,478
Legal fees	1,722	1,643	1,722
Miscellaneous expenses	1,345	1,817	1,325
Administration fees	1,237	1,448	2,188
Fund accounting fees	896	1,169	2,011
Reports to shareholders	701	758	780
Insurance expense	117	117	109
Total expenses	67,498	72,240	96,245
Less: fees waived	(35,317)	(34,589)	(34,991)
Net expenses	32,181	37,651	61,254
Net investment income (loss)	7,509	111,813	(42,527)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on
unaffiliated investments	28,810	15,022	80,334
Change in net unrealized
appreciation (depreciation)
on investments	(163,598)	87,520	(458,624)
Net realized and unrealized
gain (loss) on investments	(134,788)	102,542	(378,290)
Net increase (decrease)
in net assets resulting
from operations	$(127,279)	$214,355	$(420,817)

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(878,398)	$(1,419,895)
Net realized gain (loss) on unaffiliated
investments and options	9,032,989	(46,333,570)
Net realized loss on
affiliated investments (Note 6)	—	(1,794,136)
Change in net unrealized appreciation
(depreciation) on investments and options	(22,162,380)	230,811,896
Net increase (decrease) in net assets
resulting from operations	(14,007,789)	181,264,295

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares - Retail Shares (a) (b)	(87,921,225)	(9,010,346)
Net increase (decrease) in net assets
derived from net change in outstanding
shares - Institutional Shares (a)	(5,819,977)	7,121,799
Total decrease in net assets
from capital share transactions	(93,741,202)	(1,888,547)
Total increase (decrease) in net assets	(107,748,991)	179,375,748

NET ASSETS
Beginning of period/year	422,139,253	242,763,505
End of period/year	$314,390,262	$422,139,253
Accumulated net investment loss	$(878,398)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2010		Year Ended
	(Unaudited)		March 31, 2010
	Shares	Value	Shares	Value
Retail Shares
Shares sold	1,638,748	$32,727,404	7,247,891	$124,061,358
Shares redeemed (b)	(6,424,269)	(120,648,629)	(8,100,517)	(133,071,704)
Net decrease	(4,785,521)	$(87,921,225)	(852,626)	$(9,010,346)

(b)	Net of redemption fees of $28,830 and $121,969, respectively.

Institutional Shares
Shares sold	—	$—	380,326	$7,135,871
Shares redeemed	(310,282)	(5,819,977)	(802)	(14,072)
Net increase (decrease)	(310,282)	$(5,819,977)	379,524	$7,121,799

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(156,718)	$(219,412)
Net realized gain on unaffiliated
investments and options	3,961,488	2,162,915
Net realized gain on
affiliated investments (Note 6)	17,318	—
Net realized gain on options written	—	16,824
Change in net unrealized appreciation
(depreciation) on investments and options	(1,156,357)	13,642,544
Net increase in net assets
resulting from operations	2,665,731	15,602,871

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares - Retail Shares (a) (b)	7,277,277	4,080,112
Net increase in net assets derived from net change
in outstanding shares - Institutional Shares (a)	270,724	93,792
Total increase in net assets
from capital share transactions	7,548,001	4,173,904
Total increase in net assets	10,213,732	19,776,775

NET ASSETS
Beginning of period/year	35,744,965	15,968,190
End of period/year	$45,958,697	$35,744,965
Accumulated net investment loss	$(156,718)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2010		Year Ended
	(Unaudited)		March 31, 2010
	Shares	Value	Shares	Value
Retail Shares
Shares sold	1,858,978	$17,729,785	1,171,974	$9,103,103
Shares redeemed (b)	(1,123,487)	(10,452,508)	(652,802)	(5,022,991)
Net increase	735,491	$7,277,277	519,172	$4,080,112

(b)	Net of redemption fees of $3,125 and $2,618, respectively.

Institutional Shares
Shares sold	738,129	$7,000,509	16,098	$102,813
Shares redeemed	(740,107)	(6,729,785)	(1,088)	(9,021)
Net increase (decrease)	(1,978)	$270,724	15,010	$93,792

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Period Ended
	(Unaudited)	March 31, 20101
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$7,509	$1,838
Net realized gain on unaffiliated investments	28,810	86,070
Change in net unrealized appreciation
(depreciation) on investments	(163,598)	168,551
Net increase (decrease) in net assets
resulting from operations	(127,279)	256,459

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	485,988	4,595,295
Total increase in net assets	358,709	4,851,754

NET ASSETS
Beginning of period	4,851,754	—
End of period	$5,210,463	$4,851,754
Undistributed net investment income	$9,380	$1,871

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2010		Period Ended
	(Unaudited)		March 31, 20101
	Shares	Value	Shares	Value
Shares sold	68,030	$705,026	453,632	$4,610,507
Shares redeemed (b)	(21,090)	(219,038)	(1,471)	(15,212)
Net increase	46,940	$485,988	452,161	$4,595,295

(b)	Net of redemption fees of $47 and $51, respectively.
1	Represents the period from September 10, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Period Ended
	(Unaudited)	March 31, 20101
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$111,813	$70,650
Net realized gain on unaffiliated investments	15,022	128,951
Change in net unrealized appreciation
on investments	87,520	200,472
Net increase in net assets
resulting from operations	214,355	400,073

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(111,636)	(70,842)
Total distributions to shareholders	(111,636)	(70,842)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,660,976	5,050,615
Total increase in net assets	1,763,695	5,379,846

NET ASSETS
Beginning of period	5,379,846	—
End of period	$7,143,541	$5,379,846
Undistributed net investment income	$177	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2010		Period Ended
	(Unaudited)		March 31, 20101
	Shares	Value	Shares	Value
Shares sold	158,753	$1,724,342	498,293	$5,113,565
Shares issued in
reinvestment
of distributions	7,849	83,474	4,533	49,548
Shares redeemed (b)	(13,886)	(146,840)	(10,654)	(112,498)
Net increase	152,716	$1,660,976	492,172	$5,050,615

(b)	Net of redemption fees of $417 and $113, respectively.
1	Represents the period from September 10, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Period Ended
	(Unaudited)	March 31, 20101
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(42,527)	$(16,338)
Net realized gain on unaffiliated investments	80,334	84,521
Net realized gain on
affiliated investments (Note 6)	—	39,697
Change in net unrealized appreciation
(depreciation) on investments	(458,624)	668,085
Net increase (decrease) in net assets
resulting from operations	(420,817)	775,965

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,367,049	6,772,065
Total increase in net assets	946,232	7,548,030

NET ASSETS
Beginning of period	7,548,030	—
End of period	$8,494,262	$7,548,030
Accumulated net investment loss	$(42,527)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2010		Period Ended
	(Unaudited)		March 31, 20101
	Shares	Value	Shares	Value
Shares sold	324,182	$3,933,348	669,979	$7,105,997
Shares redeemed (b)	(232,678)	(2,566,299)	(32,602)	(333,932)
Net increase	91,504	$1,367,049	637,377	$6,772,065

(b)	Net of redemption fees of $582 and $0, respectively.
1	Represents the period from September 10, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2010
	(Unaudited)		2010	2009	2008	2007	2006
Retail Shares
Net asset value,
beginning of period/year	$19.97		$11.23	$24.61	$26.97	$25.64	$20.30

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss	(0.06	)#	(0.07)#	(0.01)	(0.09)	(0.05)	(0.04)
Net realized and
unrealized gain (loss)
on investments	(0.32)		8.80	(13.22)	(1.58)	2.39	6.28
Total from
investment operations	(0.38)		8.73	(13.23)	(1.67)	2.34	6.24

LESS DISTRIBUTIONS:
From net realized gain	—		—	(0.16)	(0.70)	(1.02)	(0.90)
Paid-in capital from
redemption fees
(Note 2)	0.00	*	0.01	0.01	0.01	0.01	0.00 *
Net asset value,
end of period/year	$19.59		$19.97	$11.23	$24.61	$26.97	$25.64
Total return	(1.90	)%^	77.83%	(53.78)%	(6.40)%	9.36%	31.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$312.9		$414.5	$242.7	$621.3	$616.9	$485.7
Ratio of expenses to
average net assets	1.35	%+	1.37%	1.37%	1.37%	1.42%	1.47%
Ratio of net investment loss
to average net assets	(0.47	)%+	(0.42)%	(0.04)%	(0.31)%	(0.20)%	(0.39)%
Portfolio turnover rate	36	%^	90%	80%	73%	62%	51%

#	Calculated using the average shares outstanding method.
*	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months			December 12,
	Ended			2008*
	September 30,		Year Ended	through
	2010		March 31,	March 31,
	(Unaudited)		2010	2009
Institutional Shares
Net asset value,
beginning of period/year	$20.01		$11.23	$13.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.14	#	(0.03)#	0.02
Net realized and unrealized
gain (loss) on investments	(0.49)		8.81	(2.16)
Total from investment operations	(0.35)		8.78	(2.14)
Net asset value, end of period/year	$19.66		$20.01	$11.23
Total return	(1.75	)%^	78.18%	(16.01	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$1.5		$7.7	$0.05
Ratio of expenses
to average net assets	1.01	%+	1.06%	1.04	%+
Ratio of net investment
income (loss) to
average net assets	(0.25	)%+	(0.18)%	0.29	%+
Portfolio turnover rate	36	%^	90%	80	%^

*	Commencement of operations.
#	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months				December 18,
	Ended				2007*
	September		Year Ended March 31,		through
	30, 2010				March 31,
	(Unaudited)		2010	2009	2008
Retail Shares
Net asset value,
beginning of period/year	$9.37		$4.87	$9.49	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03	)#	(0.06)#	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments	0.76		4.56	(4.61)	(0.52)
Net increase from payments by
affiliates on the disposal of
investments in violation
of restrictions (Note 3)	—		—	—	0.02
Total from investment operations	0.73		4.50	(4.62)	(0.51)
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00 **	0.00 **	0.00	**
Net asset value, end of period/year	$10.10		$9.37	$4.87	$9.49
Total return	7.79	%^	92.40%	(48.68)%	(5.10	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$45.7		$35.5	$15.9	$9.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.64	%+	2.01%	2.14%	2.88	%+
After fees waived
and expenses absorbed	1.40	%+	1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(1.00	)%+	(1.42)%	(0.87)%	(1.86	%)+
After fees waived
and expenses absorbed	(0.76	)%+	(0.81)%	(0.13)%	(0.38	%)+
Portfolio turnover rate	69	%^	102%	109%	23	%^

*	Commencement of operations.
#	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months			December 12,
	Ended			2008*
	September 30,		Year Ended	through
	2010		March 31,	March 31,
	(Unaudited)		2010	2009
Institutional Shares
Net asset value,
beginning of period/year	$9.38		$4.87	$5.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07	)#	(0.05)#	(0.00	)**
Net realized and unrealized
gain (loss) on investments	0.87		4.56	(0.58)
Total from investment operations	0.80		4.51	(0.58)
Paid-in capital from
redemption fees (Note 2)	—		—	—
Net asset value, end of period/year	$10.18		$9.38	$4.87
Total return	8.64	%^	92.61%	(10.64	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$0.3		$0.3	$0.07

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.33	%+	1.76%	1.89	%+
After fees waived and
expenses absorbed	1.15	%+	1.15%	1.15	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.47	)%+	(1.22)%	(0.62	%)+
After fees waived and
expenses absorbed	(0.29	)%+	(0.61)%	0.12	%+
Portfolio turnover rate	69	%^	102%	109	%^

*	Commencement of operations.
#	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months		September 10,
	Ended		2009*
	September 30,		through
	2010		March 31,
	(Unaudited)		2010
Net asset value, beginning of period	$10.73		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02#		0.01#
Net realized and unrealized
gain (loss) on investments	(0.31)		0.72
Total from investment operations	(0.29)		0.73
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00	**
Net asset value, end of period	$10.44		$10.73
Total return	(2.70	)%^	7.30	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$5.2		$4.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.72	%+	5.01	%+
After fees waived and expenses absorbed	1.30	%+	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.12	)%+	(3.62	)%+
After fees waived and expenses absorbed	0.30	%+	0.09	%+
Portfolio turnover rate	15	%^	31	%^

*	Commencement of operations.
#	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months		September 10,
	Ended		2009*
	September 30,		through
	2010		March 31,
	(Unaudited)		2010
Net asset value, beginning of period	$10.93		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.17	#	0.20	#
Net realized and unrealized
gain on investments	0.09		0.88
Total from investment operations	0.26		1.08

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.15)
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00	**
Net asset value, end of period	$11.08		$10.93
Total return	3.17	%^	10.75	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$7.1		$5.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.49	%+	4.96	%+
After fees waived and expenses absorbed	1.30	%+	1.30	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.67	%+	(0.30	)%+
After fees waived and expenses absorbed	3.86	%+	3.36	%+
Portfolio turnover rate	24	%^	33	%^

*	Commencement of operations.
#	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months		September 10,
	Ended		2009*
	September 30,		through
	2010		March 31,
	(Unaudited)		2010
Net asset value, beginning of period	$11.84		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06	)#	(0.04	)#
Net realized and unrealized
gain (loss) on investments	(0.13)		1.88
Total from investment operations	(0.19)		1.84
Paid-in capital from
redemption fees (Note 2)	0.00	**	—
Net asset value, end of period	$11.65		$11.84
Total return	(1.60	)%^	18.40	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$8.5		$7.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.20	%+	4.48	%+
After fees waived and expenses absorbed	1.40	%+	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.77	)%+	(3.72	)%+
After fees waived and expenses absorbed	(0.97	)%+	(0.64	)%+
Portfolio turnover rate	47	%^	29	%^

*	Commencement of operations.
#	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on October 9, 1992 and Institutional Shares commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on December 18, 2007 and Institutional Shares commenced operations on December 12, 2008.  The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Fund is long-term capital appreciation.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2010, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

Hodges Fund:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$298,427,512	$—	$—	$298,427,512
Partnerships & Trusts^	16,320,000	—	—	16,320,000
Warrant^	111	—	—	111
Purchased Call Option^	350,000	—	—	350,000
Short-Term Investment	1,427	—	—	1,427
Total Investments
in Securities	$315,099,050	$—	$—	$315,099,050

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$43,594,000	$—	$—	$43,594,000
Partnerships & Trusts^	1,200,000	—	—	1,200,000
Short-Term Investment	1,137,290	—	—	1,137,290
Total Investments
in Securities	$45,931,290	$—	$—	$45,931,290

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$5,034,481	$—	$—	$5,034,481
Partnerships & Trusts^	152,000	—	—	152,000
Short-Term Investment	18,295	—	—	18,295
Total Investments
in Securities	$5,204,776	$—	$—	$5,204,776

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks^	$6,535,088	$—	$—	$6,535,088
Partnerships & Trusts^	71,350	—	—	71,350
Convertible
Preferred Stocks^	446,250	—	—	446,250
Short-Term Investment	159,508	—	—	159,508
Total Investments
in Securities	$7,212,196	$—	$—	$7,212,196

^  See Schedule of Investments for industry breakout.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

Hodges Pure Contrarian Fund:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$8,282,135	$—	$—	$8,282,135
Partnerships & Trusts^	120,000	—	—	120,000
Short-Term Investment	39,589	—	—	39,589
Total Investments
in Securities	$8,441,724	$—	$—	$8,441,724

^  See Schedule of Investments for industry breakout.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet

Fair values of Derivative Instruments as of September 30, 2010:

Hodges Fund

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2010		September 30, 2010
Derivative	Balance Sheet		Balance Sheet
Instruments	Location	Fair Value	Location	Fair Value
Equity Contracts	Investments in
unaffiliated
securities,
	at value	$350,000	None	$—

Total		$350,000		$—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2010:

Hodges Fund
Change in Unrealized
Appreciation
	Location of Gain	Realized Gain	(Depreciation)
Derivative	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instruments	Recognized in Income	Recognized in Income	in Income
Equity	Realized and Unrealized
Contracts	Gain (Loss) on
	Investments and Options	$(96,343)	$(170,000)

B.   Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009 for the Hodges Fund; 2008-2009 for the Hodges Small Cap Fund; 2009 for the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund) or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdiction as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

C.   Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.  Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.   Options Contracts.  The Funds may purchase call options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices and currencies in which in may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction,

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.   Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.   Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 1.00% redemption fee on shares held 30 days or less.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.   Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.    Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.    Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

K. New Accounting Pronouncements.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchase, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into or out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the six months ended September 30, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $1,603,950, $180,579, $16,091, $18,825 and $37,190, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%
Hodges Pure Contrarian Fund	1.40%

Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.  For the six months ended September 30, 2010, the Advisor waived $51,539, $35,317, $34,589, and $34,991 in fees for the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, respectively.

At September 30, 2010, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund that may be recouped was $361,525, $112,388, $111,636, and $113,062, respectively.  The Advisor may recapture portions of the above amount no later than the dates stated below:

	March 31,	March 31,	March 31,	March 31,
	2011	2012	2013	2014
Hodges Small Cap Fund	$30,379	$113,807	$165,800	$51,539
Hodges Blue Chip 25 Fund	—	—	$77,071	$35,317
Hodges Equity Income Fund	—	—	$77,047	$34,589
Hodges Pure Contrarian Fund	—	—	$78,071	$34,991

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended September 30, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $99,364, $15,636, $1,237, $1,448, and $2,188 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $2,145, $2,306, $2,507, $2,507, and $2,507 of the Trust’s Chief Compliance Officer fees, respectively.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distribution at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  For the period ended September 30, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $466,613, $51,069, $6,189, $7,240, and $10,938 in distribution fees, respectively.

For the six months ended September 30, 2010, First Dallas Securities, an affiliate of the Advisor, received $236,624, $79,617, $1,456, $3,537, and $21,523 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Funds’ portfolio transactions, respectively.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2010, are as follows:

	Purchases	Sales
Hodges Fund	$131,403,903	$199,622,551
Hodges Small Cap Fund	34,244,964	27,074,316
Hodges Blue Chip 25 Fund	1,656,159	668,031
Hodges Equity Income Fund	3,110,237	1,394,530
Hodges Pure Contrarian Fund	5,839,796	3,589,197

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Cost of investments (a)	$300,060,331	$39,039,651
Gross tax unrealized appreciation	48,735,226	8,146,670
Gross tax unrealized depreciation	(33,696,507)	(1,255,031)
Net tax unrealized appreciation	$15,038,719	$6,891,639

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Cost of investments	$5,199,823	$6,924,204
Gross tax unrealized appreciation	278,939	378,685
Gross tax unrealized depreciation	(273,986)	(90,693)
Net tax unrealized appreciation	$4,953	$287,992

Hodges Pure
Contrarian Fund
Cost of investments	$8,232,263
Gross tax unrealized appreciation	916,616
Gross tax unrealized depreciation	(707,155)
Net tax unrealized appreciation	$209,461

(a)	Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at each Fund’s previous fiscal year-end.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2010 and the fiscal year ended March 31, 2010 for each Fund was as follows:

Hodges Equity Income Fund

	September 30,	March 31,
	2010	2010
Distributions paid from:
Ordinary income	$111,636	$70,842

		Hodges
	Hodges Fund	Small Cap Fund
Net tax unrealized appreciation	$37,201,099	$8,047,996
Other accumulated gains/(losses)	(181,687,852)	(2,711,888)
Total accumulated earnings (loss)	$(144,486,753)	$5,336,108

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Net tax unrealized appreciation	$168,551	$200,472
Undistributed ordinary income	87,941	128,788
Undistributed long-term capital gain	—	993
Total distributable earnings	87,941	129,781
Total accumulated earnings	$256,492	$330,253

Hodges Pure
Contrarian Fund
Net tax unrealized appreciation	$668,085
Undistributed ordinary income	107,880
Undistributed long-term capital gain	—
Total distributable earnings	107,880
Total accumulated earnings	$775,965

For the six months ended September 30, 2010 and the year/period ended March 31, 2010, there were no distributions for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Fund.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund.  For the six months ended September 30, 2010, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2010, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $49,011,090, representing 15.6% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2010	Purchases	Sales	2010	Gain	Income	2010	Cost
A.H. Belo
Corp. –
Class A	1,000,000	20,000	—	1,020,000	$—	$—	$7,211,400	$2,831,403
A.T. Cross
Co. -
Class A	1,902,900	—	—	1,902,900	$—	$—	$11,607,690	$10,731,134
Heelys,
Inc.	—	1,000,000	—	1,000,000	$—	$—	$2,400,000	$2,270,000
Luby’s.
Inc.	1,000,000	200,000	—	1,200,000	$—	$—	$5,784,000	$9,033,974
Rocky
Mountain
Chocolate
Factory,
Inc.	600,000	—	—	600,000	$—	$120,000	$5,688,000	$6,999,136
Texas
Pacific
Land
Trust	408,000	—	—	408,000	$—	$—	$16,320,000	$11,184,416
Total							$49,011,090	$43,050,063

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

Hodges Small Cap Fund

As of September 30, 2010, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $3,494,000, representing 7.6% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2010	Purchases	Sales	2010	Gain	Income	2010	Cost
A.T. Cross
Co. -
Class A	70,000	30,000	—	100,000	$—	$—	$610,000	$550,012
Heelys,
Inc.	—	300,000	—	300,000	$—	$—	$720,000	$755,973
Luby’s,
Inc.	—	200,000	—	200,000	$—	$—	$964,000	$853,494
Texas
Pacific
Land
Trust	35,000	—	5,000	30,000	$17,318	$—	$1,200,000	$827,687
Total							$3,494,000	$2,987,166

Hodges Blue Chip 25 Fund

As of September 30, 2010, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $152,000, representing 2.9% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2010	Purchases	Sales	2010	Gain	Income	2010	Cost
Texas
Pacific
Land
Trust	3,800	—	—	3,800	$—	$—	$152,000	$114,484
Total							$152,000	$114,484

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

Hodges Equity Income Fund

As of September 30, 2010, the market value of all securities of affiliated companies held in the Hodges Equity Income Fund amounted to $94,800, representing 1.3% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2010	Purchases	Sales	2010	Gain	Income	2010	Cost
Rocky
Mountain
Chocolate
Factory,
Inc.	10,000	—	—	10,000	$—	$2,000	$94,800	$86,597
Total							$94,800	$86,597

Hodges Pure Contrarian Fund

As of September 30, 2010, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $1,235,640, representing 14.5% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2010	Purchases	Sales	2010	Gain	Income	2010	Cost
A.H. Belo
Corp. –
Class A	25,000	10,000	—	35,000	$—	$—	$247,450	$144,817
A.T. Cross
Co. -
Class A	10,000	15,000	—	25,000	$—	$—	$152,500	$125,981
Heelys,
Inc.	50,000	50,000	—	100,000	$—	$—	$240,000	$243,728
Instrusion,
Inc.	215,312	—	—	215,312	$—	$—	$234,690	$130,382
Luby’s,
Inc.	30,000	20,000	—	50,000	$—	$—	$241,000	$207,270
Texas
Pacific
Land
Trust	3,000	—	—	3,000	$—	$—	$120,000	$90,237
Total							$1,235,640	$942,415

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Hodges Fund and Hodges Small Cap Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  For the six months ended September 30, 2010, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During the six months ended September 30, 2010, the Hodges Fund and Hodges Small Cap Fund had an outstanding average daily loan balance of $1,310,295 and $225,049, respectively.  The maximum amount outstanding for the current lending agreement during that period was $12,820,000 for Hodges Fund and $3,208,000 for Hodges Small Cap Fund.  Interest expense amounted to $21,647 for the Hodges Fund and $3,718 for Hodges Small Cap Fund.  At September 30, 2010, the Hodges Fund had a loan payable balance of $4,202,000 and the Hodges Small Cap Fund did not have a loan payable balance.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND

At a meeting held on July 19 and 20, 2010, the Board of Trustees (the “Board” or “Trustees”) (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements for the Hodges Fund and the Hodges Small Cap Fund (the “Funds”) with Hodges Capital Management, Inc. (the “Advisor”) for another annual term.  At this meeting, and at a prior meeting held on May 24 and 25, 2010, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Lipper classifications.

For the Hodges Fund, the Board noted that the Fund’s performance was above the median of its peer group for the one-year period, below the peer group median for the three-year and ten-year periods and in line with the peer group median for the five-year period.

For the Hodges Small Cap Fund, the Board noted that the Fund’s performance was above the median of its peer group for all relevant periods.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as any expense waivers and reimbursements available for the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that both the Fund’s advisory fee and total expense ratio were above its peer group median.  The Board noted that the Advisor had no contractual agreement to waive and/or reimburse Fund expenses to a certain level, but also noted that the Fund’s expense ratio had decreased as assets have risen.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class R shares and 1.15% for the Class I shares.  The Trustees noted that both the Fund’s advisory fee and total expense ratio were below its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

The Trustees noted that Hodges does not replicate any of the Hodges Funds’ investment styles in separately managed accounts.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grew.  In this regard, the Board noted that the Funds’ expense ratios have come down as the Fund’s assets have grown.  Regarding the Hodges Small Cap Fund, the

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees also discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and its shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesmutualfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain each Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedule of portfolio holdings is posted on their website at www.hodgesmutualfunds.com within ten business days after calendar quarter end along with the Hodges Fund’s monthly Top 25 Holdings and monthly Top 10 Holdings for the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund, and the Hodges Pure Contrarian Fund.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FUND	Class R Shares	Class I Shares
HODGES FUND
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
HODGES SMALL CAP FUND
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
HODGES BLUE CHIP 25 FUND
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A
HODGES EQUITY INCOME FUND
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A
HODGES PURE CONTRARIAN FUND
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Mutual Funds
www.hodgesmutualfunds.com
(866) 811-0224

Investment Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, Texas 75201
(888) 878-4426
www.hodgescapital.com

Custodian	Transfer Agent
U.S. BANK, N.A.	U.S. BANCORP FUND SERVICES, LLC
1555 N. RiverCenter Drive,	P.O. Box 701
Suite 302	Milwaukee, Wisconsin 53201-0701
Milwaukee, Wisconsin 53212	(866) 811-0224

Distributor	Independent Registered
QUASAR DISTRIBUTORS, LLC	Public Accounting Firm
615 East Michigan Street	TAIT, WELLER & BAKER LLP
Milwaukee, Wisconsin 53202	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Robert M. Slotky
Robert M. Slotky, President

Date     December 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Robert M. Slotky
Robert M. Slotky, President

Date     December 6, 2010

By (Signature and Title)                      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     December 3, 2010

* Print the name and title of each signing officer under his or her signature.